UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 28-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $   947,010.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Alcoa Inc.                    COM               013817101    25245  1924156 SH       SOLE       410000   1514156      0    0
American Express Co.          COM               025816109    20535   605766 SH       SOLE       135000    470766      0    0
Analog Devices                COM               032654105    25793   935190 SH       SOLE       203000    732190      0    0
Bank of America Corp.         COM               060505104    28490  1683826 SH       SOLE       367429   1316397      0    0
Bank of New York Mellon Corp. COM               064058100    25698   886429 SH       SOLE       182000    704429      0    0
Bristol-Myers                 COM               110122108    23857  1059373 SH       SOLE       188442    870931      0    0
CBIZ Inc                      COM               124805102      378    50676 SH       SOLE                  50676      0    0
Carnival Cruise Lines Inc Cl. COM               143658300    25954   779863 SH       SOLE       160000    619863      0    0
Chevron Corp.                 COM               166764100    28517   404894 SH       SOLE       76000     328894      0    0
China Youth Media Inc         COM               16947Y107        1    20000 SH       SOLE                  20000      0    0
Cisco Systems Inc             COM               17275R102    34389  1460865 SH       SOLE       278000   1182865      0    0
Coca-Cola Co.                 COM               191216100     8469   157711 SH       SOLE       35000     122711      0    0
Comcast Corp. - Special Class COM               20030N200     8861   551035 SH       SOLE       103000    448035      0    0
Compugen Ltd                  COM               011768504      144    47000 SH       SOLE                  47000      0    0
ConocoPhillips                COM               20825c104    28056   621257 SH       SOLE       129000    492257      0    0
Continuecare Corp.            COM               212172100      311   103000 SH       SOLE                 103000      0    0
Corning Inc.                  COM               219350105    19128  1249412 SH       SOLE       260500    988912      0    0
Covidien Plc                  COM               G2554F105    21826   504531 SH       SOLE       86000     418531      0    0
Deere & Company               COM               244199105     5868   136718 SH       SOLE       26600     110118      0    0
Dell Inc                      COM               24702r101    33234  2177839 SH       SOLE       427000   1750839      0    0
Devon Energy Co.              COM               25179m103    34785   516633 SH       SOLE       108000    408633      0    0
Dun & Bradstreet Corp.        COM               26483E100     6620    87890 SH       SOLE       20600      67290      0    0
Ebay Inc                      COM               278642103    32527  1378276 SH       SOLE       256000   1122276      0    0
Exxon Mobil Corporation       COM               30231g102     1785    26023 SH       SOLE                  26023      0    0
First Place Financial Corp.   COM               33610t109       66    22401 SH       SOLE                  22401      0    0
General Electric Co.          COM               369604103      958    58370 SH       SOLE                  58370      0    0
Genzyme                       COM               372917104    10812   190585 SH       SOLE       44000     146585      0    0
Intel Corporation             COM               458140100    12148   620762 SH       SOLE       108700    512062      0    0
J. P. Morgan Chase & Co.      COM               46625H100    34661   790996 SH       SOLE       151300    639696      0    0
Johnson & Johnson             COM               478160104      468     7692 SH       SOLE                   7692      0    0
Johnson Controls Inc.         COM               478366107    25989  1016781 SH       SOLE       217000    799781      0    0
McGraw Hill Inc.              COM               580645109    25993  1033937 SH       SOLE       206000    827937      0    0
Medtronic Inc.                COM               585055106     8123   220735 SH       SOLE       47000     173735      0    0
Merck & Co., Inc.             COM               589331107      411    13002 SH       SOLE                  13002      0    0
MicroIslet, Inc.              COM               59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation         COM               594918104    33073  1285885 SH       SOLE       240000   1045885      0    0
Monster Worldwide Inc.        COM               611742107    37238  2130295 SH       SOLE       428100   1702195      0    0
Morgan Stanley                COM               617446448    28762   931417 SH       SOLE       190000    741417      0    0
Novellus Systems              COM               670008101    30804  1468253 SH       SOLE       295000   1173253      0    0
Omnicom Group                 COM               681919106     3543    95909 SH       SOLE       34000      61909      0    0
Procter & Gamble Co           COM               742718109     7936   137022 SH       SOLE       16000     121022      0    0
Staples Inc.                  COM               855030102    31630  1362185 SH       SOLE       289000   1073185      0    0
Tyco Electronics Ltd          COM               H8912P106    16347   733699 SH       SOLE       137750    595949      0    0
Tyco International LTD        COM               H89128104    34672  1005577 SH       SOLE       206500    799077      0    0
Valero Energy                 COM               91913Y100    24987  1288648 SH       SOLE       243500   1045148      0    0
Wal-Mart Stores Inc.          COM               931142103    17934   365325 SH       SOLE       52700     312625      0    0
Walgreen Co.                  COM               931422109    32884   877621 SH       SOLE       181000    696621      0    0
Walt Disney Company           COM               254687106    27699  1008692 SH       SOLE       203000    805692      0    0
Western Union                 COM               959802109    30477  1610850 SH       SOLE       336000   1274850      0    0
Winston Pharmaceuticals       COM               975657107        8    10115 SH       SOLE                  10115      0    0
Wyeth                         COM               983024100      340     7000 SH       SOLE                   7000      0    0
Yahoo!                        COM               984332106    20136  1130623 SH       SOLE       255500    875123      0    0
Zimmer Holdings Inc.          COM               98956P102     8439   157890 SH       SOLE       34000     123890      0    0
E-Kong Group Ltd.                               G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                    29406q101        0    10000 SH       SOLE                  10000      0    0
Prism Support Hldgs LLC                         3030551          0   250000 SH       SOLE                 250000      0    0


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